Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings / (Loss) per Share [Abstract]
Earnings Per Share, Basic and Diluted
	2022		2021
	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS
Net income / (loss) from continuing operations	$1,790	$1,790	$(5,900)	$(5,900)
less deemed dividend on Series B preferred stock upon exchange of common stock	(9,271)	(9,271)	-	-
less dividends on Series B preferred shares	(328)	(328)	-	-
Net loss attributable to common stockholders from continuing operations	(7,809)	(7,809)	(5,900)	(5,900)

Net income from discontinued operations	-	-	400	400

Total net loss attributable to common stockholders	(7,809)	(7,809)	(5,500)	(5,500)

Weighted average number of common shares outstanding	4,292,326	4,292,326	5,019,981	5,019,981

Loss per common share, continuing operations	$(1.82)	$(1.82)	$(1.18)	$(1.18)

Earnings per common share, discontinued operations	$-	$-	$0.08	$0.08

Loss per common share, total	$(1.82)	$(1.82)	$(1.10)	$(1.10)